STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2021	Sep. 15, 2021	Sep. 14, 2021	Apr. 09, 2021	Apr. 07, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 11, 2021	Dec. 26, 2018
Class of Stock [Line Items]
Common stock authorized						3,250,000,000		3,250,000,000		3,250,000,000	2,500,000,000	2,500,000,000
Preferred stock, shares authorized						10,000,000		10,000,000
Common stock par value						$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock par value						$ 0.001		$ 0.001
Stock issued during period, shares, conversion of units								129,000,000		1,499,154,286
Number of shares additionally issued					224,711,111
Stock issued during period, Value, conversion of convertible securities								$ 642,018			$ 228,598
Proceeds from issuance of common stock								891,650	$ 320,000	$ 320,000	$ 123,910
Stock issued during period, shares, conversion of convertible securities											501,802,789
Number of warrant issued											241,000,000		488,000
Number of shares issued for services value						$ 151,547		$ 183,392	$ 6,000	$ 43,658	$ 9,327
Common stock stock option										119,917,140	360,000
Share price grants					$ 0.0012
Expected dividend yield								0.00%		0.00%	0.00%
Fair value assumptions expected term										5 years	5 years
Number of warrant price per share													$ 62.50
Number of shares issued services											1,787,041
Number of shares issued services value											$ 4,327
Weighted average contractual term										3 years 7 months 6 days
Weighted average exercise price										$ 0.0025
Minimum [Member]
Class of Stock [Line Items]
Number of warrant price per share											$ 0.0012
Maximum [Member]
Class of Stock [Line Items]
Number of warrant price per share											$ 0.004
Common Stock [Member]
Class of Stock [Line Items]
Number of shares additionally issued							(62,500,000)	136,219,930	232,500,000	420,000,000	235,584,906
Stock issued during period, Value, conversion of convertible securities
Number of shares issued for services						14,954,949		14,954,949	5,666,594	32,565,515	1,787,041
Number of shares issued for services value						$ 14,955		$ 14,955	$ 5,667	$ 32,566	$ 1,787
Common stock stock option
Weighted average contractual term								3 years 7 months 6 days
Warrant [Member]
Class of Stock [Line Items]
Common stock stock option								123,678,264
Fair value assumptions expected term				21 days				4 years
Warrants outstanding						123,678,265		$ 123,678,265
Aggregated intrinsic value of warrants						$ 0		$ 0
Weighted average contractual term								9 months 29 days
Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares additionally issued										415,000,000
Proceeds from issuance of common stock										$ 320,000	$ 123,500
Number of shares exchanged for shares									200,000,000	200,000,000
Number of shares issued for exchange									150,000	150,000
Number of sale of stock received shares											235,584,906
Non-Employees [Member]
Class of Stock [Line Items]
Stock issued during period, Value, conversion of convertible securities										$ 164,820
Stock issued during period, shares, conversion of convertible securities										397,145,607
Non-Employees [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued for services									5,666,594	32,565,515
Number of shares issued for services value										$ 43,658
Officers And Non Management Directors [Member]
Class of Stock [Line Items]
Common stock stock option								270,000,000		43,915,500	37,285,500
Stock options granted, value								$ 862,216		$ 50,000	$ 50,000
Expected dividend yield								0.00%		0.00%	0.00%
Expected volatility rate, minimum								44.80%		135.35%	199.20%
Expected volatility rate, maximum								124.40%		221.07%	223.20%
Risk free interest rate, minimum								0.90%		0.28%	1.55%
Risk free interest rate, maximum								1.75%		0.38%	2.31%
Fair value assumptions expected term								10 years		5 years	5 years
Officers And Non Management Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price grants						$ 0.0004		$ 0.0004		$ 0.0009	$ 0.0009
Officers And Non Management Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price grants						$ 0.008		$ 0.008		$ 0.0014	$ 0.0037
Subscription Agreement [Member]
Class of Stock [Line Items]
Number of shares additionally issued								396,917,702
Stock issued during period, Value, conversion of convertible securities								$ 1,234,906	$ 108,077
Proceeds from issuance of common stock								$ 75,000
Stock issued during period, shares, conversion of convertible securities								504,676,193	235,019,509
Number of warrant issued						423,816,100		423,816,100
Number of shares issued for services								14,954,949
Number of shares issued for services value								$ 183,393
Subscription Agreement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares additionally issued								136,219,930	232,500,000	5,000,000
Proceeds from issuance of common stock								$ 816,650	$ 320,000
Marc Fogassa [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price grants						$ 0.19		$ 0.19
Marc Fogassa [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price grants						$ 1.45		$ 1.45
Jupiter Golds [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock											$ 652,500
Number of shares issued for services											5,492
Number of shares issued for services value											$ 5,000
Number of sale of stock received shares											846,828
Jupiter Golds [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock											$ 5,000
Number of sale of stock received shares											10,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock par value						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Voting rights description								Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power		Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000			1,000,000		1,000,000		1,000,000
Common stock par value	$ 0.001	$ 0.001
Preferred stock par value						$ 0.001		$ 0.001		$ 0.001
Stock issued during period, shares, conversion of units			10,000
Number of shares exchanged for shares	10,000
Share conversion, description		As such, the Company exchanged options to purchase an aggregate of 270,000,000 shares of common stock for options to purchase an aggregate of 27,000 shares of Series D Stock.
Series D Preferred Stock [Member] | Marc Fogassa [Member]
Class of Stock [Line Items]
Number of shares additionally issued		214,006
Stock issued during period, Value, conversion of convertible securities		$ 566,743
Interest expense		$ 75,276